Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share ("Common Stock") reserved for issuance under the Public Policy Holding Company, Inc. 2021 Amended and Restated Omnibus Incentive Plan
Amount Registered | shares	4,283,786
Proposed Maximum Offering Price per Unit	11.64
Maximum Aggregate Offering Price	$ 49,863,269.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,886.12
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock of Public Policy Holding Company, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.
(2)Represents 4,283,786  shares of the Registrant’s common stock that were authorized for issuance in respect of awards under the Registrant’s 2021 Amended and Restated Omnibus Incentive Plan.
(3)Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $11.64 was computed by averaging the high and low prices of a share of the Registrant’s common stock reported on the Nasdaq Global Market on May 28, 2026, a date within five business days prior to the date of the filing of this Registration Statement.